Intangible Assets, Net - Summary of intangible assets, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Intangible assets, Net
Total gross value	$ 4,730	¥ 30,774	¥ 33,816
Less: accumulated amortization	(3,344)	(21,759)	(20,432)
Impairment	(354)	(2,303)	(3,909)
Net book value	1,032	6,712	9,475
Software
Intangible assets, Net
Total gross value	3,499	22,764	22,786
Operating rights for licensed games
Intangible assets, Net
Total gross value	1,223	7,956	10,976
Domain name
Intangible assets, Net
Total gross value	$ 8	¥ 54	¥ 54